Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Sales and marketing expenses	¥ (1,097,932)	$ (168,265)	¥ (583,818)	¥ (303,492)
Research and development expenses	(614,770)	(94,218)	(491,266)	(398,627)
General and administrative expenses	(420,114)	(64,385)	(157,793)	(203,129)
Total operating expenses	(2,132,816)	(326,868)	(1,232,877)	(905,248)
Loss from operations	(1,334,116)	(204,462)	(1,000,108)	(699,509)
Interest income	8,422	1,291	23,834	33,980
Foreign currency exchange (loss) gain	(15,557)	(2,384)	12,907	8,576
Loss before provision for income tax	(1,339,908)	(205,349)	(963,750)	(656,071)
Income tax expenses
Net loss	(1,339,908)	(205,349)	(963,750)	(656,071)
Accretion of convertible redeemable preferred shares	(2,837,991)	(434,941)	(600,535)	(244,371)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	(4,177,899)	(640,290)	(1,564,285)	(900,442)
Parent Company
Sales and marketing expenses	(35,077)	(5,376)	(8,737)	(15,965)
Research and development expenses	(68,688)	(10,527)	(22,933)	(12,254)
General and administrative expenses	(257,873)	(39,521)	(64,961)	(115,253)
Total operating expenses	(361,638)	(55,424)	(96,631)	(143,472)
Loss from operations	(361,638)	(55,424)	(96,631)	(143,472)
Interest income	1,045	160	13,642	25,088
Foreign currency exchange (loss) gain	1,699	260	(779)	(3,669)
Loss before provision for income tax	(358,894)	(55,004)	(83,768)	(122,053)
Loss from investment in subsidiaries	(981,014)	(150,345)	(879,982)	(534,018)
Net loss	(1,339,908)	(205,349)	(963,750)	(656,071)
Accretion of convertible redeemable preferred shares	(2,837,991)	(434,941)	(600,535)	(244,371)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (4,177,899)	$ (640,290)	¥ (1,564,285)	¥ (900,442)